Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Financial investments - measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	385,122	339,193
Financial investments - measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	105,075	112,705
Financial investments - measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	277,867	224,496
Financial investments - measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,755	1,569
Financial investments - measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	425	423
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	182,089	153,973
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	23,445	22,148
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	158,644	131,825
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 567,211	$ 493,166